SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net income (loss)	$ (3,913)	$ 4,820	$ 6,981
Weighted average shares outstanding-Diluted	35,556	36,319	36,176
Net income (loss) per share Diluted	$ (0.11)	$ 0.13	$ 0.19